CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
Mar. 31, 2019 USD ($)
Cash flows from operating activities
Net income	$ 8,675,058
Adjustments to reconcile net profit to net cash generated from operating activities
Depreciation of property and equipment	922,770
Amortization of intangible assets	6,324,124
Loss on disposals of property and equipment	7,430
Changes in operating assets and liabilities:
Accounts receivables	(279,379)
Prepayments and other current assets	(900,838)
Accounts payable	(6,034,249)
Amounts due to a related party	(1,590,305)
Deferred revenue	13,423,585
Other payables	66,326
Taxes payable	(321,762)
Net cash generated from operating activities	20,292,760
Cash flows from investing activities
Purchase of property and equipment	(13,963,669)
Purchase of intangible assets	(1,782,615)
Net cash used in investing activities	(15,746,284)
Net cash flows from financing activities	0
Effects of foreign currency translation	919,740
Net increase in cash and cash equivalents	5,466,216
Cash and cash equivalents at beginning of period	4,896,067
Cash and cash equivalents at end of period	10,362,283
Supplemental disclosures of cash flow information:
Cash paid for income taxes	3,257,505
Cash paid for interest expense	$ 195